UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

Michael W. Stockton

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The New Economy Fund®
Investment portfolio
August 31, 2016
unaudited
Common stocks 89.59% Information technology 24.50%	Shares	Value (000)
Tencent Holdings Ltd.	13,137,000	$341,738
Alphabet Inc., Class C1	232,688	178,483
Alphabet Inc., Class A1	192,695	152,200
Skyworks Solutions, Inc.	3,467,150	259,551
Qorvo, Inc.[1]	3,294,480	189,202
Accenture PLC, Class A	1,568,300	180,354
Trimble Navigation Ltd.[1]	5,432,430	148,849
Samsung Electronics Co., Ltd.	100,195	145,575
Texas Instruments Inc.	1,865,000	129,692
International Business Machines Corp.	790,000	125,515
Alibaba Group Holding Ltd. (ADR)[1]	1,280,500	124,452
Baidu, Inc., Class A (ADR)[1]	614,380	105,102
Intuit Inc.	931,000	103,760
AAC Technologies Holdings Inc.	9,075,500	103,477
Oracle Corp.	2,401,814	99,003
Apple Inc.	797,000	84,562
Nintendo Co., Ltd.	382,900	83,915
Murata Manufacturing Co., Ltd.	620,000	83,324
Broadcom Ltd.	447,100	78,877
Zebra Technologies Corp., Class A1	1,105,800	77,362
Intel Corp.	2,150,000	77,163
Hamamatsu Photonics KK	2,360,000	74,245
Western Union Co.	3,435,000	73,921
Autodesk, Inc.[1]	1,000,000	67,400
LG Display Co., Ltd.	2,460,000	66,299
Inphi Corp.[1]	1,537,035	66,200
Topcon Corp.	4,597,000	60,159
Cray Inc.[1,2]	2,303,010	52,739
YY Inc., Class A (ADR)[1]	842,881	43,366
Lumentum Holdings Inc.[1]	1,231,000	43,233
Finisar Corp.[1]	2,033,901	43,078
MasterCard Inc., Class A	395,000	38,169
Arista Networks, Inc.[1]	425,000	33,864
Viavi Solutions Inc.[1]	3,983,000	30,988
ASML Holding NV	272,340	28,972
salesforce.com, inc.[1]	330,000	26,209
Juniper Networks, Inc.	1,063,399	24,543
Amphenol Corp., Class A	310,000	19,316
Moneysupermarket.com Group PLC	4,860,000	18,405
Cypress Semiconductor Corp.	578,000	6,895
		3,690,157
Health care 21.96%
Thermo Fisher Scientific Inc.	2,446,000	372,257
Amgen Inc.	1,406,613	239,209
Hologic, Inc.[1]	5,760,050	221,301
NuVasive, Inc.[1,2]	3,146,500	206,001
The New Economy Fund — Page 1 of 8

unaudited
Common stocks Health care (continued)	Shares	Value (000)
BioMarin Pharmaceutical Inc.[1]	2,162,430	$203,031
Kite Pharma, Inc.[1,2]	2,976,570	171,510
McKesson Corp.	912,000	168,373
Stryker Corp.	1,301,750	150,560
AbbVie Inc.	1,827,401	117,137
AbbVie Inc.[3,4]	541,232	33,305
Alexion Pharmaceuticals, Inc.[1]	1,130,290	142,258
Express Scripts Holding Co.[1]	1,923,300	139,824
Grifols, SA, Class B (ADR)	2,758,252	43,884
Grifols, SA, Class A, non-registered shares	2,000,000	42,365
Grifols, SA, Class B, preferred non-voting, non-registered shares	2,636,350	41,758
Medtronic PLC	1,299,000	113,052
UnitedHealth Group Inc.	821,300	111,738
Ultragenyx Pharmaceutical Inc.[1]	1,606,235	105,883
Illumina, Inc.[1]	573,200	96,493
GW Pharmaceuticals PLC (ADR)[1]	1,114,054	91,074
Gilead Sciences, Inc.	872,000	68,347
bluebird bio, Inc.[1]	1,303,122	64,296
Boston Scientific Corp.[1]	2,551,292	60,772
Aetna Inc.	300,000	35,136
UCB SA	426,000	34,978
Myriad Genetics, Inc.[1]	1,712,053	34,857
QIAGEN NV1	1,290,814	34,182
Edwards Lifesciences Corp.[1]	239,580	27,590
Humana Inc.	147,600	26,378
PerkinElmer, Inc.	453,000	24,122
Mesoblast Ltd.[1,2]	21,900,000	22,055
Mesoblast Ltd. (ADR)[1,2]	372,800	1,864
Team Health Holdings, Inc.[1]	657,543	21,896
Endo International PLC[1]	937,500	19,406
athenahealth, Inc.[1]	114,275	13,991
St. Jude Medical, Inc.	81,061	6,316
		3,307,199
Consumer discretionary 15.52%
Netflix, Inc.[1]	4,501,100	438,632
Sony Corp.	8,829,000	283,733
Amazon.com, Inc.[1]	285,000	219,211
lululemon athletica inc.[1]	2,342,000	179,186
Galaxy Entertainment Group Ltd.	49,690,000	161,736
Daily Mail and General Trust PLC, Class A, non-voting	10,896,701	103,311
Twenty-First Century Fox, Inc., Class A	4,200,000	103,068
Kering SA	447,000	84,738
Marriott International, Inc., Class A	1,066,400	76,066
Priceline Group Inc.[1]	50,500	71,545
Naspers Ltd., Class N	418,000	68,406
Ralph Lauren Corp., Class A	550,000	56,991
William Hill PLC	13,600,000	56,827
Viacom Inc., Class B	1,278,964	51,593
JCDecaux SA	1,500,000	51,534
Kingfisher PLC	10,436,100	50,856
Graham Holdings Co., Class B	93,164	45,683
Lions Gate Entertainment Corp.	2,105,000	44,121
Eros International PLC, Class A1	2,078,778	34,736
Home Depot, Inc.	251,000	33,664
The New Economy Fund — Page 2 of 8

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Melco Crown Entertainment Ltd. (ADR)	2,448,900	$31,787
Lands’ End, Inc.[1]	1,500,000	26,400
Five Below, Inc.[1]	509,220	22,691
B2W - Cia. Digital, ordinary nominative[1]	4,192,595	21,228
NIKE, Inc., Class B	346,400	19,967
		2,337,710
Financials 11.33%
HDFC Bank Ltd.[4]	4,875,000	113,485
HDFC Bank Ltd. (ADR)	1,200,000	85,980
Kotak Mahindra Bank Ltd.	14,190,882	170,981
American International Group, Inc.	2,200,000	131,626
Endurance Specialty Holdings Ltd.	1,776,000	116,950
AIA Group Ltd.	17,591,800	111,231
EXOR SpA	2,258,000	92,814
Barclays PLC	39,981,344	90,434
Essent Group Ltd.[1]	3,316,000	88,139
Prudential PLC	4,900,000	87,733
Wells Fargo & Co.	1,362,300	69,205
East West Bancorp, Inc.	1,800,000	66,852
Progressive Corp.	1,800,000	58,608
JPMorgan Chase & Co.	800,000	54,000
Banco Santander, SA	11,570,574	51,884
Leucadia National Corp.	2,608,000	49,943
State Street Corp.	700,000	49,168
Metropolitan Bank & Trust Co.	26,500,000	47,489
Siam Commercial Bank PCL	9,940,000	45,945
Crown Castle International Corp.	420,000	39,803
Fifth Third Bancorp	1,800,000	36,288
Aberdeen Asset Management PLC	7,370,000	31,027
Altisource Residential Corp.	1,201,330	13,179
Bank of Ireland[1]	15,635,000	3,532
		1,706,296
Industrials 5.83%
Nielsen Holdings PLC	2,513,100	133,898
CSX Corp.	3,809,400	107,730
Union Pacific Corp.	1,075,954	102,786
AKR Corporindo Tbk PT	173,899,680	87,507
Sensata Technologies Holding NV1	2,162,300	82,340
Ryanair Holdings PLC (ADR)	1,026,999	74,570
CAE Inc.	5,000,000	71,298
JG Summit Holdings, Inc.	33,268,800	55,692
AirAsia Bhd.	45,583,400	33,720
Verisk Analytics, Inc., Class A1	381,000	31,642
Babcock International Group PLC	2,076,923	28,527
Old Dominion Freight Line, Inc.[1]	390,000	27,741
Alliance Global Group, Inc.	66,610,000	23,302
J.B. Hunt Transport Services, Inc.	213,600	16,958
		877,711
Consumer staples 2.39%
Costco Wholesale Corp.	570,200	92,424
Associated British Foods PLC	2,233,240	89,180
AMOREPACIFIC Corp.	193,200	66,883
The New Economy Fund — Page 3 of 8

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
COSMOS Pharmaceutical Corp.	225,000	$40,840
Sprouts Farmers Market, Inc.[1]	1,630,953	36,745
Kroger Co.	625,000	19,994
Herbalife Ltd.[1]	227,600	13,827
		359,893
Telecommunication services 1.26%
AT&T Inc.	1,496,788	61,189
Verizon Communications Inc.	1,091,000	57,092
MTN Group Ltd.	6,500,000	53,142
CenturyLink, Inc.	534,800	14,867
Avanti Communications Group PLC[1,2]	8,687,477	4,107
		190,397
Materials 0.71%
Croda International PLC	1,313,103	57,074
International Flavors & Fragrances Inc.	235,700	32,663
Monsanto Co.	155,038	16,512
		106,249
Energy 0.69%
Schlumberger Ltd.	1,220,000	96,380
Golar LNG Ltd.	390,000	8,124
		104,504
Utilities 0.57%
ENN Energy Holdings Ltd.	15,338,000	85,908
Miscellaneous 4.83%
Other common stocks in initial period of acquisition		727,898
Total common stocks (cost: $10,166,903,000)		13,493,922
Preferred securities 0.00% Miscellaneous 0.00%
Other preferred securities in initial period of acquisition		77
Total preferred securities (cost: $83,000)		77
Bonds, notes & other debt instruments 0.42% U.S. Treasury bonds & notes 0.42% U.S. Treasury 0.42%	Principal amount (000)
U.S. Treasury 3.00% 2045[5]	$18,316	21,343
U.S. Treasury 2.50% 2046	39,225	41,446
Total bonds, notes & other debt instruments (cost: $59,108,000)		62,789
Short-term securities 9.89%
Alphabet Inc. 0.45% due 9/7/2016[3]	25,500	25,498
Apple Inc. 0.41%–0.52% due 9/28/2016–12/5/2016[3]	78,900	78,872
Caterpillar Financial Services Corp. 0.46% due 9/14/2016	50,500	50,493
The New Economy Fund — Page 4 of 8

unaudited
Short-term securities	Principal amount (000)	Value (000)
Chariot Funding, LLC 0.50%–1.02% due 9/14/2016–9/30/2016[3]	$71,200	$71,181
Chevron Corp. 0.46% due 10/20/2016[3]	62,200	62,167
Coca-Cola Co. 0.39%–0.58% due 9/19/2016–10/18/2016[3]	226,700	226,598
ExxonMobil Corp. 0.44%–0.45% due 9/12/2016–9/13/2016	146,000	145,982
Federal Home Loan Bank 0.30%–0.43% due 9/19/2016–1/25/2017	261,400	261,189
General Electric Co. 0.34% due 9/1/2016	63,700	63,699
Honeywell International Inc. 0.48%–0.52% due 10/11/2016–10/31/2016[3]	55,000	54,967
IBM Corp. 0.45% due 9/26/2016–9/27/2016[3]	70,300	70,283
Jupiter Securitization Co., LLC 0.50% due 9/13/2016[3]	68,800	68,788
Microsoft Corp. 0.44%–0.48% due 9/14/2016–10/12/2016[3]	124,400	124,362
Pfizer Inc. 0.54%–0.68% due 10/25/2016–12/19/2016[3]	70,000	69,946
Private Export Funding Corp. 0.60% due 9/12/2016[3]	46,700	46,694
U.S. Treasury Bills 0.22% due 9/22/2016	39,500	39,495
Wells Fargo Bank, N.A. 0.92% due 12/1/2016	29,900	29,903
Total short-term securities (cost: $1,490,016,000)		1,490,117
Total investment securities 99.90% (cost: $11,716,110,000)		15,046,905
Other assets less liabilities 0.10%		15,161
Net assets 100.00%		$15,062,066
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $62,072,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 8/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	10/6/2016	Barclays Bank PLC	$12,741	€11,407	$(4)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/2016 (000)
NuVasive, Inc.[1]	2,854,000	292,500	—	3,146,500	$—	$206,001
Kite Pharma, Inc.[1]	2,797,500	179,070	—	2,976,570	—	171,510
Cray Inc.[1]	2,503,010	—	200,000	2,303,010	—	52,739
Mesoblast Ltd.[1]	21,900,000	—	—	21,900,000	—	22,055
Mesoblast Ltd. (ADR)[1]	372,800	—	—	372,800	—	1,864
Avanti Communications Group PLC[1]	8,688,970	—	1,493	8,687,477	—	4,107
Transocean Partners LLC[6]	2,544,143	—	2,544,143	—	922	—
					$922	$458,276
The New Economy Fund — Page 5 of 8

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $932,661,000, which represented 6.19% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $146,790,000, which represented .97% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $289,000, which represented less than .01% of the net assets of the fund.
[6]	Unaffiliated issuer at 8/31/2016.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security;
The New Economy Fund — Page 6 of 8

unaudited
contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2016 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,690,157	$—	$—	$3,690,157
Health care	3,273,894	33,305	—	3,307,199
Consumer discretionary	2,337,710	—	—	2,337,710
Financials	1,592,811	113,485	—	1,706,296
Industrials	877,711	—	—	877,711
Consumer staples	359,893	—	—	359,893
Telecommunication services	190,397	—	—	190,397
Materials	106,249	—	—	106,249
Energy	104,504	—	—	104,504
Utilities	85,908	—	—	85,908
Miscellaneous	727,898	—	—	727,898
Preferred securities	77	—	—	77
Bonds, notes & other debt instruments	—	62,789	—	62,789
Short-term securities	—	1,490,117	—	1,490,117
Total	$13,347,209	$1,699,696	$—	$15,046,905

The New Economy Fund — Page 7 of 8

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(4)	$—	$(4)
*	Securities with a value of $3,110,075,000, which represented 20.65% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading and due to observable quoted prices in an active market.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,151,321
Gross unrealized depreciation on investment securities	(735,999)
Net unrealized appreciation on investment securities	3,415,322
Cost of investment securities	11,631,583

Key to abbreviation and symbol
ADR = American Depositary Receipts
€ = Euros
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-014-1016O-S54079	The New Economy Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: October 28, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: October 28, 2016